Average Annual Total Returns - Class A - DWS Small Mid Cap Growth VIP	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	May 02, 1994	30.18%	12.90%	11.67%	40.47%	18.68%	15.00%